UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2012

Vincent P. Corti
AMCAP Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

November 30, 2012
unaudited

Common stocks — 88.20%	Shares	Value (000)

HEALTH CARE — 20.31%
Gilead Sciences, Inc.1	13,261,071	$994,580
Biogen Idec Inc.1	3,351,400	499,660
Amgen Inc.	4,405,000	391,164
St. Jude Medical, Inc.	7,991,765	273,958
UnitedHealth Group Inc.	4,650,000	252,913
Hologic, Inc.1	12,374,100	236,098
Forest Laboratories, Inc.1	6,630,000	235,100
BioMarin Pharmaceutical Inc.1	4,687,793	227,827
Endo Health Solutions Inc.1,2	7,600,000	217,816
Alexion Pharmaceuticals, Inc.1	2,225,000	213,645
McKesson Corp.	2,250,000	212,558
Edwards Lifesciences Corp.1	2,043,350	177,301
Stryker Corp.	2,917,000	157,985
Illumina, Inc.1	2,705,143	145,293
Zimmer Holdings, Inc.	2,200,600	145,174
Thermo Fisher Scientific Inc.	2,211,100	140,515
Abbott Laboratories	2,100,000	136,500
Express Scripts Holding Co.1	2,204,600	118,718
Medtronic, Inc.	2,400,000	101,064
Allergan, Inc.	1,044,600	96,887
athenahealth, Inc.1	799,700	50,933
VCA Antech, Inc.1	1,882,984	39,128
Boston Scientific Corp.1	2,547,890	14,115
NuVasive, Inc.1	350,000	5,082
		5,084,014

INFORMATION TECHNOLOGY — 17.04%
Microsoft Corp.	20,910,000	556,624
Oracle Corp.	14,915,000	478,771
Texas Instruments Inc.	11,220,000	330,653
Adobe Systems Inc.1	8,641,200	299,072
Apple Inc.	400,000	234,112
Accenture PLC, Class A	3,250,000	220,740
Google Inc., Class A1	314,200	219,428
Avago Technologies Ltd.	5,200,000	182,520
Intuit Inc.	3,045,000	182,426
Yahoo! Inc.1	8,514,000	159,808
FactSet Research Systems, Inc.	1,596,000	147,454
Baidu, Inc., Class A (ADR)1	1,283,000	123,566
Trimble Navigation Ltd.1	2,190,000	121,852
Automatic Data Processing, Inc.	2,100,000	119,196
eBay Inc.1	2,000,000	105,640
Itron, Inc.1,2	2,309,614	101,161
Autodesk, Inc.1	3,000,000	99,390
EMC Corp.1	4,000,000	99,280
Rovi Corp.1,2	6,440,000	98,790
Logitech International SA2	11,000,000	78,100
Samsung Electronics Co. Ltd.	57,300	74,400
Maxim Integrated Products, Inc.	1,375,000	40,136
Hewlett-Packard Co.	3,000,000	38,970
Linear Technology Corp.	1,050,000	34,849
MediaTek Inc.	2,750,000	31,282
Visa Inc., Class A	200,000	29,942
NetApp, Inc.1	750,000	23,783
KLA-Tencor Corp.	383,000	17,415
Xilinx, Inc.	496,900	17,218
		4,266,578

CONSUMER DISCRETIONARY — 13.67%
DIRECTV1	9,270,100	460,724
Comcast Corp., Class A	10,582,000	393,439
Netflix, Inc.1,2	3,028,300	247,442
Time Warner Inc.	4,433,333	209,697
Garmin Ltd.	5,199,000	202,189
Johnson Controls, Inc.	7,052,494	194,226
Time Warner Cable Inc.	2,006,293	190,377
YUM! Brands, Inc.	2,785,000	186,818
NIKE, Inc., Class B	1,815,000	176,926
Harley-Davidson, Inc.	3,565,000	167,412
Tractor Supply Co.	1,700,000	152,354
Amazon.com, Inc.1	499,000	125,773
JCDecaux SA	4,400,000	99,541
Kohl’s Corp.	2,013,300	89,894
Big Lots, Inc.1,2	2,986,200	84,091
Texas Roadhouse, Inc.2	4,557,200	75,695
News Corp., Class A	3,050,000	75,152
Lowe’s Companies, Inc.	2,000,000	72,180
Weight Watchers International, Inc.	1,385,000	71,965
DreamWorks Animation SKG, Inc., Class A1	3,300,000	56,529
British Sky Broadcasting Group PLC	3,085,000	37,515
WPP PLC	2,360,000	32,366
Nordstrom, Inc.	376,000	20,338
		3,422,643

ENERGY — 9.94%
EOG Resources, Inc.	4,110,100	483,430
Schlumberger Ltd.	6,556,940	469,608
FMC Technologies, Inc.1	8,176,244	334,081
Baker Hughes Inc.	7,500,000	323,625
Apache Corp.	3,583,000	276,213
Southwestern Energy Co.1	4,650,000	161,401
Devon Energy Corp.	2,692,000	139,096
Chevron Corp.	1,165,500	123,182
Ultra Petroleum Corp.1	4,875,000	97,744
Transocean Ltd.	1,005,000	46,431
BG Group PLC	1,268,929	21,753
Range Resources Corp.	185,000	11,844
		2,488,408

INDUSTRIALS — 8.39%
Precision Castparts Corp.	1,225,000	224,653
Union Pacific Corp.	1,728,350	212,207
United Parcel Service, Inc., Class B	2,630,000	192,279
Dover Corp.	2,795,000	177,734
Verisk Analytics, Inc., Class A1	3,229,100	160,938
CSX Corp.	6,790,700	134,184
Serco Group PLC	15,018,700	131,620
Polypore International, Inc.1,2	3,020,000	123,971
United Technologies Corp.	1,519,000	121,687
Southwest Airlines Co.	11,885,000	113,264
MITIE Group PLC2	22,902,000	98,483
Moog Inc., Class A1	2,328,535	85,597
General Dynamics Corp.	1,155,000	76,807
Landstar System, Inc.	1,350,000	68,270
Rockwell Collins, Inc.	703,907	40,249
Danaher Corp.	729,900	39,393
Norfolk Southern Corp.	627,000	37,858
FedEx Corp.	402,700	36,054
Iron Mountain Inc.	425,000	13,430
Mine Safety Appliances Co.	292,266	11,305
		2,099,983

FINANCIALS — 5.86%
Capital One Financial Corp.	4,100,000	236,160
JPMorgan Chase & Co.	5,150,000	211,562
PNC Financial Services Group, Inc.	2,595,000	145,683
Arthur J. Gallagher & Co.	3,525,000	128,733
American Express Co.	2,100,000	117,390
Wells Fargo & Co.	3,500,000	115,535
State Street Corp.	2,438,692	108,375
BB&T Corp.	3,500,000	98,595
Aon PLC, Class A	1,662,000	94,402
Torchmark Corp.	1,200,000	62,388
Cullen/Frost Bankers, Inc.	1,110,300	60,634
Zions Bancorporation	2,429,400	48,758
U.S. Bancorp	1,045,000	33,712
East West Bancorp, Inc.	200,000	4,230
		1,466,157

CONSUMER STAPLES — 4.78%
CVS/Caremark Corp.	6,250,000	290,687
Green Mountain Coffee Roasters, Inc.1,2	7,433,800	272,597
Philip Morris International Inc.	2,500,000	224,700
L’Oréal SA, non-registered shares	850,000	115,356
Whole Foods Market, Inc.	1,132,000	105,684
Costco Wholesale Corp.	760,000	79,032
Altria Group, Inc.	1,750,000	59,168
Colgate-Palmolive Co.	250,000	27,125
PepsiCo, Inc.	320,500	22,502
		1,196,851

MATERIALS — 4.47%
Celanese Corp., Series A2	8,335,522	342,090
AptarGroup, Inc.2	4,326,000	206,220
Praxair, Inc.	1,351,531	144,898
Valspar Corp.	2,089,185	131,159
Monsanto Co.	1,260,000	115,403
Freeport-McMoRan Copper & Gold Inc.	2,700,000	105,327
Barrick Gold Corp.	2,100,000	72,513
		1,117,610

TELECOMMUNICATION SERVICES — 1.51%
Crown Castle International Corp.1	3,237,600	218,603
tw telecom inc.1	3,800,000	97,622
United States Cellular Corp.1	734,300	25,590
Telephone and Data Systems, Inc.	970,950	22,342
MetroPCS Communications, Inc.1	1,351,500	14,393
		378,550

MISCELLANEOUS — 2.23%
Other common stocks in initial period of acquisition		558,541

Total common stocks (cost: $16,510,663,000)		22,079,335

Bonds & notes — 0.15%	Principal amount (000)

FINANCIALS — 0.15%
First Niagara Financial Group, Inc. 7.25% 2021	$31,220	37,299

Total bonds & notes (cost: $31,220,000)		37,299

Short-term securities — 11.47%

Freddie Mac 0.13%–0.19% due 1/7–6/3/2013	830,408	830,144
U.S. Treasury Bills 0.11%–0.20% due 12/6/2012–6/27/2013	609,200	609,024
Fannie Mae 0.13%–0.18% due 12/5/2012–7/1/2013	355,800	355,713
Federal Farm Credit Banks 0.16%–0.22% due 1/7–7/18/2013	302,100	301,967
Federal Home Loan Bank 0.125%–0.22% due 1/2–7/17/2013	301,600	301,464
Coca-Cola Co. 0.17%–0.26% due 1/8–2/6/20133	110,450	110,429
General Electric Co. 0.13% due 12/3/2012	60,600	60,599
E.I. duPont de Nemours and Co. 0.14% due 12/13/20123	50,000	49,997
United Technologies Corp. 0.15% due 12/4–12/5/20123	49,000	49,000
Regents of the University of California 0.16%–0.17% due 12/17/2012–1/2/2013	47,931	47,925
Jupiter Securitization Co., LLC 0.16% due 12/5–12/12/20123	45,000	44,998
Google Inc. 0.14%–0.15% due 12/6/2012–1/4/20133	42,500	42,497
Private Export Funding Corp. 0.27% due 5/2/20133	25,000	24,963
John Deere Credit Ltd. 0.18% due 1/23/20133	23,600	23,593
Procter & Gamble Co. 0.16% due 2/19/20133	20,000	19,994

Total short-term securities (cost: $2,872,001,000)		2,872,307

Total investment securities (cost: $19,413,884,000)		24,988,941
Other assets less liabilities		43,700

Net assets		$25,032,641

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $365,471,000, which represented 1.46% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2012, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	11/30/2012
	shares	Additions	Reductions	shares	(000)	(000)

Celanese Corp., Series A	6,665,522	1,670,000	—	8,335,522	$1,465	$342,090
Green Mountain Coffee Roasters, Inc.*	3,008,600	4,425,200	—	7,433,800	—	272,597
Netflix, Inc.	—	3,028,300	—	3,028,300	—	247,442
Endo Health Solutions Inc.	7,300,000	300,000	—	7,600,000	—	217,816
AptarGroup, Inc.	2,757,056	1,568,944	—	4,326,000	2,729	206,220
Polypore International, Inc.*	1,592,211	1,427,789	—	3,020,000	—	123,971
Itron, Inc.	—	2,309,614	—	2,309,614	—	101,161
Rovi Corp.	4,431,500	2,008,500	—	6,440,000	—	98,790
MITIE Group PLC	22,902,000	—	—	22,902,000	1,874	98,483
Big Lots, Inc.	—	2,986,200	—	2,986,200	—	84,091
Logitech International SA	11,000,000	—	—	11,000,000	9,266	78,100
Texas Roadhouse, Inc.	4,557,200	—	—	4,557,200	1,230	75,695
Hologic, Inc.†	13,774,100	—	1,400,000	12,374,100	—	—
					$16,564	$1,946,456
*This security was an unaffiliated issuer in its initial period of acquisition at 2/29/2012; it was not publicly disclosed.
†Unaffiliated issuer at 11/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2012 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$5,084,014	$—	$—	$5,084,014
Information technology	4,266,578	—	—	4,266,578
Consumer discretionary	3,422,643	—	—	3,422,643
Energy	2,488,408	—	—	2,488,408
Industrials	2,099,983	—	—	2,099,983
Financials	1,466,157	—	—	1,466,157
Consumer staples	1,196,851	—	—	1,196,851
Materials	1,117,610	—	—	1,117,610
Telecommunication services	378,550	—	—	378,550
Miscellaneous	558,541	—	—	558,541
Bonds & notes	—	37,299	—	37,299
Short-term securities	—	2,872,307	—	2,872,307
Total	$22,079,335	$2,909,606	$—	$24,988,941

*Securities with a market value of $642,316,000, which represented 2.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,174,918
Gross unrealized depreciation on investment securities	(599,861)
Net unrealized appreciation on investment securities	5,575,057
Cost of investment securities for federal income tax purposes	19,413,884

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at
800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-002-0113O-S32838

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2013